Private Placement and Public Warrants (Details Narrative) - shares	Mar. 31, 2024	Dec. 31, 2023
Warrant outstanding (in Shares)	16,159,112
Warrant received (in Shares)	515,000
Public Warrant [Member]
Warrant outstanding (in Shares)	16,159,112
Warrant received (in Shares)	515,000	515,000